Summary of Significant Accounting Policies	6 Months Ended
Jun. 30, 2023
Summary of Significant Accounting Policies [Abstract]
Summary of Significant Accounting Policies
Note 2.	Summary of Significant Accounting Policies

A.	Unaudited interim consolidated financial statements:

The accompanying unaudited interim consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) for interim financial information. In the opinion of management, the unaudited interim consolidated financial statements include all adjustments necessary for a fair presentation.

The balance sheet as of December 31, 2022, has been derived from the audited consolidated financial statements of the Company at that date but does not include all information and footnotes required by U.S. GAAP for complete financial statements.

The accompanying unaudited interim consolidated financial statements should be read in conjunction with the audited consolidated financial statements and accompanying notes for the year ended December 31, 2022. Results for the six months ended June 30, 2023, are not necessarily indicative of results that may be expected for the year ending December 31, 2023.

The significant accounting policies applied in the annual consolidated financial statements of the Company as of December 31, 2022, have been applied consistently in these unaudited interim consolidated financial statements, except for changes associated with recent accounting standards for credit losses, as detailed below.

Recently adopted Accounting Pronouncements:

On January 1, 2023, the Company adopted Accounting Standards Update (“ASU”) No. 2016-13, “Financial Instruments – Credit Losses on Financial Instruments” (“ASU 2016-13”), which requires that expected credit losses relating to financial assets be measured on an amortized cost basis and available-for-sale debt securities be recorded through an allowance for credit losses. ASU 2016-13 limits the amount of credit losses to be recognized for available-for-sale debt securities to the amount by which carrying value exceeds fair value and also requires the reversal of previously recognized credit losses if fair value increases. The adoption by the Company of the new guidance did not have a material impact on its consolidated financial statements.

Trade Receivable and Allowances

Trade receivables are recorded and carried at the original invoiced amount less an allowance for any potential uncollectible amounts. The Company makes estimates of expected credit losses for the allowance for doubtful accounts and allowance for unbilled receivables based upon its assessment of various factors, including historical experience, the age of the trade receivable balances, credit quality of its customers, current economic conditions, reasonable and supportable forecasts of future economic conditions, and other factors that may affect its ability to collect from customers. The amount of credit losses recorded for six months ended June 30, 20203 was not material.

Marketable Securities

The Company holds investments in marketable securities, consisting principally of corporate bonds and agency bonds. The Company classifies marketable securities as available-for-sale in its current assets because they represent investments of cash available for current operations. The Company’s available-for-sale investments are carried at estimated fair value with any unrealized gains and losses, net of taxes, included in accumulated other comprehensive (loss) income in shareholders’ equity. Available-for-sale debt securities with an amortized cost basis in excess of estimated fair value are assessed to determine what amount of that difference, if any, is caused by expected credit losses. Unrealized gain (losses), net of taxes, are included in accumulated other comprehensive loss (income) in shareholders’ equity. The amount of credit losses recorded for the six months ended June 30, 20203 was not material. The Company has not recorded any impairment charge for unrealized losses during the periods presented. The Company determines realized gains or losses on sale of marketable securities on a specific identification method and records such gains or losses as financial (expense) income.

B.	Use of estimates

The preparation of consolidated financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting periods and accompanying notes. Actual results could differ from those estimates.

C.	Fair value measurements

The Company accounts for fair value in accordance with ASC 820, “Fair Value Measurements and Disclosures”. Fair value is defined under ASC 820 as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. Valuation techniques used to measure fair value under ASC 820 must maximize the use of observable inputs and minimize the use of unobservable inputs. The Company uses a three-tier hierarchy, which prioritizes the inputs used in measuring fair value as follows:

●	Level 1: Quoted prices in active markets for identical assets or liabilities.

●	Level 2: Inputs other than Level 1 inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the asset or liability.

●	Level 3: Unobservable inputs for the asset or liability used to measure fair value that are supported by little or no market activity and that are significant to the fair value of the asset or liability at measurement date.

The carrying value of trade receivable and payables and the Company’s cash and cash equivalents short-term deposits and marketable securities approximates fair value due to the short time to expected payment or receipt of cash.

D.	Revenues

Revenue consists of subscription, other non-recurring, and professional services.

Subscription- Subscription revenue is comprised of subscription services and term-license revenue. The subscription services revenue is the revenue that is recognized over the life of the subscription and the term-license revenue is what is immediately recognized upon the sale of an on-premise license. In connection with our term-based license and perpetual license arrangements, we generate revenue through maintenance and support under renewable subscription, fee-based contracts that include unspecified software updates and upgrades released when and if available as well as software patches and support. Customers with active subscriptions are also entitled to our technical customers’ support.

Other non-recurring- reflects the revenue recognized from sale of hardware related to our offering. Other revenue consists sales of perpetual licenses related to products and of revenue from usage-based fees. Perpetual license fees are recognized upfront assuming all revenue recognition criteria are satisfied. The license is installed on premise, mostly on customers’ computers.

Professional services- consists of revenue related to: (i) certified training classes by Cellebrite Academy; (ii) Cellebrite Advanced Services; (iii) implementation of our products in connection with our software licenses and (iv) on premise contracted customer success and technical support. The revenue of professional services is recognized upon the delivery of our services.

E.	Recently issued accounting pronouncements

As an “Emerging growth company”, the Jumpstart Our Business Startups Act (“JOBS Act”) allows the Company to delay adoption of new or revised accounting pronouncements applicable to public companies until such pronouncements are made applicable to private companies. The Company has elected to use this extended transition period under the JOBS Act.